Securities (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Carrying value of securities and term to maturity
Carrying value of securities

	As at October 31, 2025
	Term to maturity (1)

(Millions of Canadian dollars)	Within 3 months	3 months to 1 year	1 year to 5 years	5 years to 10 years	Over 10 years	With no specific maturity	Total
Trading (2)
Debt issued or guaranteed by:
Canadian government	$5,832	$7,418	$7,068	$5,529	$11,615	$–	$37,462
U.S. federal, state, municipal and agencies	2,883	1,906	20,494	4,981	10,493	–	40,757
Other OECD government	3,976	4,445	3,064	1,207	1,725	–	14,417
Mortgage-backed securities	–	–	–	1	73	–	74
Asset-backed securities	138	118	348	415	276	–	1,295
Corporate debt and other debt (3)	1,909	3,606	6,736	4,906	8,832	–	25,989
Equities						99,073	99,073
	14,738	17,493	37,710	17,039	33,014	99,073	219,067
Fair value through other comprehensive income (2)
Debt issued or guaranteed by:
Canadian government
Federal
Amortized cost	368	15,974	23,215	270	–	–	39,827
Fair value	368	15,978	23,250	270	–	–	39,866
Yield (4)	2.1%	3.4%	2.9%	2.5%	–	–	3.1%
Provincial and municipal
Amortized cost	–	1,892	8,225	666	585	–	11,368
Fair value	–	1,893	8,222	670	533	–	11,318
Yield (4)	–	3.4%	3.3%	3.1%	4.6%	–	3.4%
U.S. federal, state, municipal and agencies
Amortized cost	1,723	7,455	56,949	51,353	13,905	–	131,385
Fair value	1,695	7,455	57,164	51,532	12,845	–	130,691
Yield (4)	4.5%	3.0%	3.9%	3.7%	3.6%	–	3.8%
Other OECD government
Amortized cost	358	2,847	8,722	48	–	–	11,975
Fair value	357	2,835	8,693	48	–	–	11,933
Yield (4)	2.5%	2.5%	3.7%	3.7%	–	–	3.4%
Mortgage-backed securities
Amortized cost	–	–	70	87	2,517	–	2,674
Fair value	–	–	70	85	2,519	–	2,674
Yield (4)	–	–	5.4%	5.6%	5.6%	–	5.6%
Asset-backed securities
Amortized cost	–	–	5	3,356	6,765	–	10,126
Fair value	–	–	5	3,357	6,777	–	10,139
Yield (4)	–	–	5.3%	5.3%	5.5%	–	5.4%
Corporate debt and other debt
Amortized cost	5,337	8,239	18,761	985	280	–	33,602
Fair value	5,338	8,245	18,827	1,000	268	–	33,678
Yield (4)	2.2%	2.4%	3.7%	4.4%	5.3%	–	3.2%
Equities
Cost						832	832
Fair value (5)						1,496	1,496
Cost/Amortized cost	7,786	36,407	115,947	56,765	24,052	832	241,789
Fair value	7,758	36,406	116,231	56,962	22,942	1,496	241,795
Amortized cost (2)
Debt issued or guaranteed by:
Canadian government	1,302	3,188	19,544	5,355	36	–	29,425
Yield (4)	1.4%	1.9%	3.1%	2.6%	3.8%	–	2.8%
U.S. federal, state, municipal and agencies	2,095	4,607	18,716	4,778	19,366	–	49,562
Yield (4)	3.1%	3.9%	3.0%	3.4%	2.9%	–	3.1%
Other OECD government	795	2,096	4,367	137	–	–	7,395
Yield (4)	2.6%	2.7%	3.8%	4.1%	–	–	3.4%
Asset-backed securities	–	–	21	–	126	–	147
Yield (4)	–	–	4.7%	–	5.4%	–	5.3%
Corporate debt and other debt	1,019	4,099	9,102	162	15	–	14,397
Yield (4)	3.2%	3.1%	3.6%	3.7%	4.8%	–	3.4%
Amortized cost, net of allowance	5,211	13,990	51,750	10,432	19,543	–	100,926
Fair value	5,210	14,011	52,093	10,051	17,363	–	98,728
Total carrying value of securities	$27,707	$67,889	$205,691	$84,433	$75,499	$100,569	$561,788

	As at October 31, 2024
	Term to maturity (1)

(Millions of Canadian dollars)	Within 3 months	3 months to 1 year	1 year to 5 years	5 years to 10 years	Over 10 years	With no specific maturity	Total
Trading (2)
Debt issued or guaranteed by:
Canadian government	$2,026	$8,712	$6,054	$3,509	$10,071	$–	$30,372
U.S. federal, state, municipal and agencies	2,599	1,423	13,648	4,336	8,982	–	30,988
Other OECD government	710	246	1,578	972	1,128	–	4,634
Mortgage-backed securities	–	–	–	–	3	–	3
Asset-backed securities	289	213	387	406	139	–	1,434
Corporate debt and other debt (3)	2,030	3,178	8,170	4,200	8,617	–	26,195
Equities						89,674	89,674
	7,654	13,772	29,837	13,423	28,940	89,674	183,300
Fair value through other comprehensive income (2)
Debt issued or guaranteed by:
Canadian government
Federal
Amortized cost	2,068	2,810	7,893	394	–	–	13,165
Fair value	2,068	2,803	7,904	394	–	–	13,169
Yield (4)	3.2%	2.4%	2.9%	2.9%	–	–	2.9%
Provincial and municipal
Amortized cost	154	2,768	3,827	334	480	–	7,563
Fair value	154	2,767	3,833	333	467	–	7,554
Yield (4)	3.6%	2.2%	3.3%	2.7%	4.3%	–	3.0%
U.S. federal, state, municipal and agencies
Amortized cost	1,154	1,198	30,773	33,906	14,601	–	81,632
Fair value	1,182	1,196	30,797	33,831	13,260	–	80,266
Yield (4)	5.6%	2.1%	3.1%	3.9%	3.3%	–	3.5%
Other OECD government
Amortized cost	300	1,510	8,389	–	–	–	10,199
Fair value	300	1,511	8,345	–	–	–	10,156
Yield (4)	1.2%	3.6%	3.5%	–	–	–	3.4%
Mortgage-backed securities
Amortized cost	–	–	–	58	2,588	–	2,646
Fair value	–	–	–	56	2,578	–	2,634
Yield (4)	–	–	–	6.1%	5.9%	–	5.9%
Asset-backed securities
Amortized cost	–	–	–	4,258	5,085	–	9,343
Fair value	–	–	–	4,263	5,094	–	9,357
Yield (4)	–	–	–	6.2%	6.4%	–	6.3%
Corporate debt and other debt
Amortized cost	7,028	2,703	20,830	991	380	–	31,932
Fair value	7,027	2,707	20,858	1,010	380	–	31,982
Yield (4)	3.2%	3.8%	4.0%	5.0%	5.3%	–	3.9%
Equities
Cost						728	728
Fair value (5)						1,242	1,242
Cost/Amortized cost	10,704	10,989	71,712	39,941	23,134	728	157,208
Fair value	10,731	10,984	71,737	39,887	21,779	1,242	156,360
Amortized cost (2)
Debt issued or guaranteed by:
Canadian government	216	7,516	17,571	6,160	–	–	31,463
Yield (4)	2.4%	1.7%	3.0%	2.0%	–	–	2.4%
U.S. federal, state, municipal and agencies	2,029	5,659	13,197	4,882	20,221	–	45,988
Yield (4)	2.5%	3.6%	3.4%	3.2%	2.6%	–	3.0%
Other OECD government	61	1,133	5,169	202	–	–	6,565
Yield (4)	0.9%	2.3%	3.2%	3.3%	–	–	3.0%
Asset-backed securities	–	–	2	32	–	–	34
Yield (4)	–	–	0.3%	5.6%	–	–	5.2%
Corporate debt and other debt	526	3,677	11,724	259	22	–	16,208
Yield (4)	2.9%	3.1%	3.6%	3.5%	5.3%	–	3.5%
Amortized cost, net of allowance	2,832	17,985	47,663	11,535	20,243	–	100,258
Fair value	2,826	17,855	47,481	10,701	17,473	–	96,336
Total carrying value of securities	$21,217	$42,741	$149,237	$64,845	$70,962	$90,916	$439,918

(1)	Actual maturities may differ from contractual maturities shown above as borrowers may have the right to extend or prepay obligations with or without penalties.
(2)
Trading securities and FVOCI securities are recorded at fair value. Amortized cost securities, included in Investment securities, are recorded at amortized cost and presented net of allowance for credit losses.

(3)	Primarily composed of corporate debt, supra-national debt and com mercial paper.
(4)	The weighted average yield is derived using the contractual interest rate and the carrying value at the end of the year for the respective securities.
(5)	Certain equity securities that are not held-for-trading purposes are designated as FVOCI.

Unrealized gains and losses on securities at fair value through other comprehensive income
Unrealized gains and
losses
on securities at FVOCI

(1), (2)

	As at
	October 31, 2025				October 31, 2024

(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt issued or guaranteed by:
Canadian government
Federal	$39,827	$46	$(7)	$39,866	$13,165	$31	$(27)	$13,169
Provincial and municipal	11,368	39	(89)	11,318	7,563	27	(36)	7,554
U.S. federal, state, municipal and agencies	131,385	622	(1,316)	130,691	81,632	333	(1,699)	80,266
Other OECD government	11,975	14	(56)	11,933	10,199	6	(49)	10,156
Mortgage-backed securities	2,674	7	(7)	2,674	2,646	3	(15)	2,634
Asset-backed securities	10,126	15	(2)	10,139	9,343	17	(3)	9,357
Corporate debt and other debt	33,602	122	(46)	33,678	31,932	101	(51)	31,982
Equities	832	669	(5)	1,496	728	519	(5)	1,242
	$241,789	$1,534	$(1,528)	$241,795	$157,208	$1,037	$(1,885)	$156,360

(1)	Excludes $100,926 million of held-to-collect securities as at October 31, 2025 that are carried at amortized cost, net of allowance for credit losses (October 31, 2024 – $100,258 million).
(2)	Gross unrealized gains and losses includes $(40)
million

of allowance for credit losses on debt securities at FVOCI as at October 31, 2025 (October 31, 2024 – $(35
) million) recognized in income and Other components of equity.

Summary of Allowance for credit losses - Securities at Amortized Cost
Allowance for credit losses – securities at FVOCI
 (1)

	For the year ended
	October 31, 2025				October 31, 2024
	Performing		Impaired		Performing		Impaired

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$6	$–	$(41)	$(35)	$4	$–	$(37)	$(33)
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	7	–	–	7	10	–	–	10
Sales and maturities	(4)	–	–	(4)	(4)	–	–	(4)
Changes in risk, parameters and exposures	(4)	–	(10)	(14)	(4)	–	(8)	(12)
Exchange rate and other	–	–	6	6	–	–	4	4
Balance at end of period	$5	$–	$(45)	$(40)	$6	$–	$(41)	$(35)

(1)	Expected credit losses on debt securities at FVOCI are not separately recognized on the Consolidated Balance Sheets as the related securities are recorded at fair value. The cumulative amount of credit losses recognized in income is presented in Other components of equity.
(2)	Reflects changes in the allowance for purchased credit-impaired securities.

Allowance for credit losses – securities at amortized cost

	For the year ended
	October 31, 2025				October 31, 2024
	Performing		Impaired		Performing		Impaired

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$6	$8	$–	$14	$8	$15	$–	$23
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	7	–	–	7	7	–	–	7
Sales and maturities	–	–	–	–	(2)	–	–	(2)
Changes in risk, parameters and exposures	(6)	(2)	–	(8)	(8)	(6)	–	(14)
Exchange rate and other	1	–	–	1	1	(1)	–	–
Balance at end of period	$8	$6	$–	$14	$6	$8	$–	$14

Summary of Credit risk exposure on Investment Securities by internal risk rating
Credit risk exposure by internal risk rating
The following table presents the fair value of debt securities at FVOCI and gross carrying amount of securities at amortized cost. Risk ratings are based on internal ratings used in the measurement of expected credit losses, as at the reporting date, as outlined in the internal ratings maps in the Credit risk section of Management’s Discussion and Analysis.

	As at
	October 31, 2025				October 31, 2024
	Performing		Impaired		Performing		Impaired

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment securities
Securities at FVOCI
Investment grade	$239,375	$–	$–	$239,375	$154,100	$–	$–	$154,100
Non-investment grade	786	4	–	790	875	–	–	875
Impaired	–	–	134	134	–	–	143	143
	240,161	4	134	240,299	154,975	–	143	155,118
Items not subject to impairment (2)				1,496				1,242
				$241,795				$156,360
Securities at amortized cost
Investment grade	$99,673	$–	$–	$99,673	$99,224	$–	$–	$99,224
Non-investment grade	1,098	169	–	1,267	856	192	–	1,048
	100,771	169	–	100,940	100,080	192	–	100,272
Allowance for credit losses	8	6	–	14	6	8	–	14
	$100,763	$163	$–	$100,926	$100,074	$184	$–	$100,258

(1)	Reflects $134 million of purchased credit-impaired securities (October 31, 2024 – $143 million).
(2)	Investment securities at FVOCI not subject to impairment represent equity securities designated as FVOCI.